Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gold Group Management Inc [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 17	$ 0